PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions And Contingent Liabilities [Abstract]
Disclosure of provisions [text block]
The following tables show the detail of the provisions:

As of December 31, 2017

	Judicial proceedings	Administrative proceedings	Financial guarantees	Total
In millions of COP
Initial balance at January 1, 2017	29,135	1,312	77,366	107,813
Additions recognized in the year	23,396	302	55,539	79,237
Provisions used during the period	(10,623)	-	-	(10,623)
Provisions reversed during the period	(11,504)	-	(80,615)	(92,119)
Foreign currency translation adjustment	(90)	-	-	(90)
Effect of discounted cash flows	98	(22)	-	76
Final balance at December 31, 2017	30,412	1,592	52,290	84,294

As of December 31, 2016

	Judicial proceedings	Administrative proceedings	Financial guarantees	Total
In millions of COP
Initial balance at January 1, 2016	19,147	336	52,720	72,203
Additions recognized in the year	17,000	1,032	71,564	89,596
Provisions used during the period	(3,444)	(56)	-	(3,500)
Provisions reversed during the period	(3,512)	-	(46,918)	(50,430)
Foreign currency translation adjustment	(243)	-	-	(243)
Effect of discounted cash flows	187	-	-	187
Final balance at December 31, 2016	29,135	1,312	77,366	107,813

Disclosure of commitments [text block]
The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2017

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	960,268
Guarantees greater than 1 month and up to 3 months	1,230,687
Guarantees greater than 3 months and up to 1 year	2,946,250
Guarantees greater than 1 year and up to 3 years	1,224,061
Guarantees greater than 3 year and up to 5 years	149,238
Guarantees greater than 5 years	191,139
Total	6,701,643

As of December 31, 2016

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	635,033
Guarantees greater than 1 month and up to 3 months	959,385
Guarantees greater than 3 months and up to 1 year	3,007,832
Guarantees greater than 1 year and up to 3 years	1,228,289
Guarantees greater than 3 year and up to 5 years	367,298
Guarantees greater than 5 years	146,167
Total	6,344,004